Description of Business and Summary of Significant Accounting Policies - Premium Deficiency (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Premium deficiency	$ 0.3	$ 0.0